                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                AGG SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN GROWTH FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 GF SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN SELECT GROWTH FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 SG SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP GROWTH FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                SCG SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN SMALL CAP VALUE FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                SCV SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               UTLF SPT SAI 8/01

                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN VALUE OPPORTUNITIES FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                OPP SPT SAI 8/01